Form N-1A Cover	Aug. 20, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 20, 2026
Prospectus Date	Jan. 28, 2026